Principal accounting policies (Schedule of Cash and Cash Equivalents) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 Renminbi [Member] CNY	Dec. 31, 2012 Renminbi [Member] CNY	Dec. 31, 2011 Renminbi [Member] CNY	Dec. 31, 2013 Renminbi [Member] USA [Member] CNY	Dec. 31, 2012 Renminbi [Member] USA [Member] CNY	Dec. 31, 2011 Renminbi [Member] USA [Member] CNY	Dec. 31, 2013 Renminbi [Member] Hong Kong [Member] CNY	Dec. 31, 2012 Renminbi [Member] Hong Kong [Member] CNY	Dec. 31, 2011 Renminbi [Member] Hong Kong [Member] CNY	Dec. 31, 2013 Renminbi [Member] China [Member] Variable Interest Entities [Member] CNY	Dec. 31, 2012 Renminbi [Member] China [Member] Variable Interest Entities [Member] CNY	Dec. 31, 2011 Renminbi [Member] China [Member] Variable Interest Entities [Member] CNY	Dec. 31, 2013 Renminbi [Member] China [Member] Non VIE [Member] CNY	Dec. 31, 2012 Renminbi [Member] China [Member] Non VIE [Member] CNY	Dec. 31, 2011 Renminbi [Member] China [Member] Non VIE [Member] CNY	Dec. 31, 2013 U.S. dollars [Member] USD ($)	Dec. 31, 2012 U.S. dollars [Member] USD ($)	Dec. 31, 2011 U.S. dollars [Member] USD ($)	Dec. 31, 2013 U.S. dollars [Member] USA [Member] USD ($)	Dec. 31, 2012 U.S. dollars [Member] USA [Member] USD ($)	Dec. 31, 2011 U.S. dollars [Member] USA [Member] USD ($)	Dec. 31, 2013 U.S. dollars [Member] Hong Kong [Member] USD ($)	Dec. 31, 2012 U.S. dollars [Member] Hong Kong [Member] USD ($)	Dec. 31, 2011 U.S. dollars [Member] Hong Kong [Member] USD ($)	Dec. 31, 2013 U.S. dollars [Member] China [Member] Variable Interest Entities [Member] USD ($)	Dec. 31, 2012 U.S. dollars [Member] China [Member] Variable Interest Entities [Member] USD ($)	Dec. 31, 2011 U.S. dollars [Member] China [Member] Variable Interest Entities [Member] USD ($)	Dec. 31, 2013 U.S. dollars [Member] China [Member] Non VIE [Member] USD ($)	Dec. 31, 2012 U.S. dollars [Member] China [Member] Non VIE [Member] USD ($)	Dec. 31, 2011 U.S. dollars [Member] China [Member] Non VIE [Member] USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 60,494	$ 10,669	$ 42,311	$ 45,655	99,249	49,305	29,547	60,000			3,095			28,896	13,044	21,719	7,258	36,261	7,828	$ 44,147	$ 2,825	$ 37,622	$ 362			$ 30,251	$ 1,196	$ 37,622	$ 2	$ 2		$ 13,532	$ 1,627